Basis of preparation and accounting policies	6 Months Ended
Jun. 30, 2023
Basis of preparation and accounting policies
Basis of preparation and accounting policies

Notes to the Interim Financial Statements

Note 1:  Basis of preparation and accounting policies

These unaudited condensed consolidated Interim Financial Statements for the six months ended 30 June 2023 have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (IAS 34), as issued by the International Accounting Standards Board (IASB), IAS 34 as adopted by the European Union, UK-adopted IAS 34 and the Disclosure Guidance and Transparency Rules sourcebook of the United Kingdom’s Financial Conduct Authority and with the requirements of the Companies Act 2006 as applicable to companies reporting under those standards.

The unaudited Interim Financial Statements for the six months ended 30 June 2023 were approved by the Board of Directors for publication on 28 July 2023.

This results announcement does not constitute statutory accounts of the Group within the meaning of sections 434(3) and 435(3) of the Companies Act 2006. The annual financial statements of the Group for the year ended 31 December 2022 were prepared in accordance with UK-adopted International Accounting Standards and with the requirements of the Companies Act 2006. The annual financial statements also comply fully with IFRSs as issued by the IASB and International Accounting Standards as adopted by the European Union. Except for the estimation of the interim income tax charge, the Interim Financial Statements have been prepared applying the accounting policies that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31 December 2022.

The comparative figures for the financial year ended 31 December 2022 are not the Group’s statutory accounts for that financial year. Those accounts have been reported on by the Group’s auditors and have been delivered to the registrar of companies; their report was (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.

Alliance and Collaboration Revenues

Effective 1 January 2023, the Group has updated the presentation of Total Revenue on the face of the Statement of Comprehensive Income to include Alliance Revenue as a separate element to Collaboration Revenue. Alliance Revenue, previously reported within Collaboration Revenue, comprises income related to sales made by collaboration partners, where AstraZeneca is entitled to a profit share, revenue share or royalties, which are recurring in nature while the collaboration arrangement remains in place. Alliance Revenue does not include Product Sales where AstraZeneca is leading commercialisation in a territory. Collaboration Revenue arising from collaborative arrangements where the Group retains a significant ongoing economic interest and receives upfront amounts and event-triggered milestones, which arise from the licensing of intellectual property, will continue to be reported as Collaboration Revenue. In collaboration arrangements either AstraZeneca or the collaborator acts as principal in sales to the end customer. Where AstraZeneca acts as principal, we record 100% of sales to the end customer within Product Sales. The revised presentation reflects the increasing importance of income arising from profit share arrangements where collaboration partners are responsible for booking revenues in some or all territories.

The comparative revenue reported in H1 2023  relating to the half year to 30 June 2022 has been retrospectively adjusted to reflect the new split of Total Revenue, resulting in Alliance Revenue being reported for the half year 30 June 2022 of $290m, however the combined total of Alliance Revenue and Collaboration Revenue is equal to the previously reported Collaboration Revenue total for the half year 30 June 2022.

Going concern

The Group has considerable financial resources available. As at 30 June 2023, the Group has $12.6bn in financial resources (Cash and cash equivalent balances of $5.7bn and undrawn committed bank facilities of $6.9bn available, of which $2.0bn of the facilities are available until February 2025 and the other $4.9bn are available until April 2026, with $4.6bn of borrowings due within one year). These facilities contain no financial covenants and were undrawn at 30 June 2023.

The Group’s revenues are largely derived from sales of medicines covered by patents which provide a relatively high level of resilience and predictability to cash inflows, although government price interventions in response to budgetary constraints are expected to continue to adversely affect revenues in some of our significant markets. The Group, however, anticipates new revenue streams from both recently launched medicines and those in development, and the Group has a wide diversity of customers and suppliers across different geographic areas.

Consequently, the Directors believe that, overall, the Group is well placed to manage its business risks successfully. Accordingly, they continue to adopt the going concern basis in preparing the Interim Financial Statements.

Legal proceedings

The information contained in Note 6 updates the disclosures concerning legal proceedings and contingent liabilities in the Group’s  Annual Report and Form 20-F Information 2022.

IAS 12 ‘Income Taxes’

On 25 May 2023, the IASB issued an amendment to IAS 12 ‘Income Taxes’ to clarify how the effects of the global minimum tax framework should be accounted for and disclosed effective 1 January 2023. This was endorsed by the UK Endorsement Board on 19 July 2023 and has been adopted by the Company for 2023 reporting. The Company has applied the exemption to recognising and disclosing information about deferred tax assets and liabilities related to Pillar 2 income taxes. The Company is currently assessing the potential impact of these draft rules upon its financial statements.